Note 9 - Income Taxes - Provision of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Federal	$ 11,903	$ 4,780	$ 13,121
State	3,500	3,383	4,145
Total	15,403	8,163	17,266
Federal	(3,725)	7,017	13,486
State	554	44	3,164
Total	(3,171)	7,061	16,650
Total income taxes	$ 12,232	$ 15,224	$ 33,916